Commitments	12 Months Ended
Dec. 31, 2020
Capital Commitments [Abstract]
Commitments
30	Commitments

(a)	Operating commitments
The following table summarizes future minimum commitments of the Group under non-cancelable
operating arrangements, which are mainly related to rental of bandwidth:

	2019	2020
	RMB’million	RMB’million
Within one year	233	462
Later than one year but not later than five years	2	23

	235	485

(b)	Contents royalty
The Group is subject to the following minimum royalty payments associated with its license agreements:

	2019	2020
	RMB’million	RMB’million
Within one year	4,513	3,356
Later than one year but not later than five years	2,704	1,271

	7,217	4,627

(c)	Investment commitments
As at December 31, 2019 and 2020, the Group had commitments of approximately RMB198 million and RMB1,700 million to invest in the equity interest of certain entities.